Segment Information - Reconciliation of Segment Figures to Group Figure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues from contracts with customers	€ 108,589	€ 127,575	€ 61,598
Cost of sales	(17,361)	(13,690)	(9,318)
Gross profit	91,228	113,885	52,280
Income / Expenses
Research and development expenses	(226,466)	(143,040)	(85,496)
Sales and marketing expenses	(2,718)	(3,041)	(6,603)
General and administrative expenses	(45,547)	(26,334)	(23,520)
Other result	1,985	4,676	2,061
Operating loss	(181,518)	(53,854)	(61,277)
Collaboration Revenues
Revenues
Revenues from contracts with customers	84,428	101,837	42,333
Other Sales Transactions
Revenues
Revenues from contracts with customers	24,161	25,738	19,265
Adjustments
Revenues
Cost of sales	(438)	(292)
Income / Expenses
Research and development expenses	439	292
Sales and marketing expenses	(1)
Other result	3	52
Operating loss	3	52
Clinical
Revenues
Gross profit	33,493	36,750	25,721
Income / Expenses
Research and development expenses	(91,516)	(48,641)	(25,099)
Other result	1,125	3,772
Operating loss			623
Clinical | Collaboration Revenues
Revenues
Revenues from contracts with customers	33,493	36,750	25,721
Technology Platform
Revenues
Gross profit	2,839	46,235	14,828
Income / Expenses
Research and development expenses	(79,119)	(60,320)	(37,019)
Other result	307	178	777
Technology Platform | Collaboration Revenues
Revenues
Revenues from contracts with customers	2,147	39,452	14,504
Technology Platform | Other Sales Transactions
Revenues
Revenues from contracts with customers	692	6,783	324
Manufacturing
Revenues
Gross profit	48,790	25,635	2,108
Income / Expenses
Research and development expenses	(50,478)	(31,508)	(14,764)
General and administrative expenses	(3,821)	(2,558)	(785)
Other result	59	30
Manufacturing | Collaboration Revenues
Revenues
Revenues from contracts with customers	48,788	25,635	2,108
Manufacturing | Other Sales Transactions
Revenues
Revenues from contracts with customers	2
Business Service
Revenues
Cost of sales		(40)
Gross profit		2
Income / Expenses
Research and development expenses	(5,192)	(1,979)	(6,701)
Sales and marketing expenses	(1,302)	(2,106)	(4,904)
General and administrative expenses	(38,756)	(21,233)	(20,309)
Other result	23	85	820
Business Service | Other Sales Transactions
Revenues
Revenues from contracts with customers		42
Product Sales &External Services
Revenues
Cost of sales	(16,923)	(13,358)	(9,318)
Gross profit	6,544	5,556	9,623
Income / Expenses
Research and development expenses	(600)	(884)	(1,912)
Sales and marketing expenses	(1,415)	(935)	(1,698)
General and administrative expenses	(2,970)	(2,542)	(2,427)
Other result	468	559	463
Operating loss	2,027	1,753	4,049
Product Sales &External Services | Other Sales Transactions
Revenues
Revenues from contracts with customers	23,467	18,914	18,941
Reportable Segments
Revenues
Cost of sales	(16,923)	(13,398)	(9,318)
Gross profit	91,666	114,177	52,280
Income / Expenses
Research and development expenses	(226,905)	(143,332)	(85,496)
Sales and marketing expenses	(2,717)	(3,041)	(6,603)
General and administrative expenses	(45,547)	(26,334)	(23,520)
Other result	1,982	4,624	2,061
Operating loss	(181,521)
Reportable Segments | Collaboration Revenues
Revenues
Revenues from contracts with customers	84,428	101,837	42,333
Reportable Segments | Other Sales Transactions
Revenues
Revenues from contracts with customers	€ 24,161	€ 25,738	€ 19,265